CAPITAL STOCK AND STOCK COMPENSATION	12 Months Ended
Dec. 31, 2017
Capital Stock and Stock Compensation [Abstract]
Capital Stock and Stock Compensation

NOTE 13 — CAPITAL STOCK AND STOCK COMPENSATION:

The Company accounts for stock compensation expense in accordance with the fair value based method required by ASC 718, Compensation – Stock Compensation. Such fair value based method requires share based payment transactions to be measured based on the fair value of the equity instruments issued.

In connection with the spin-off, effective November 18, 2016 INSW adopted, and OSG as its sole stockholder approved, incentive compensation plans (the “Incentive Plans” as further described below) in order to facilitate the grant of equity and cash incentives to directors, employees, including executive officers and consultants of the Company and certain of its affiliates and to enable the Company and certain of its affiliates to obtain and retain the services of these individuals, which is essential to our long-term success. INSW reserved 2,000,000 shares for issuance under its management incentive plan and 400,000 shares for issuance under its non-employee director incentive compensation plan.

OSG maintains or maintained various stock-based compensation arrangements (the “OSG Incentive Plans” and the “OSG 2004 Stock Incentive Plan” ), under which it provided awards to certain employees of INSW of restricted common stock, restricted stock units, performance restricted stock units and stock options to purchase shares of OSG. Because INSW provided employee services in consideration for the participation of INSW’s employees in these plans, a share-based compensation expense for the awards granted to INSW’s employees has been reflected in the consolidated statement of operations. Furthermore, the restricted stock, restricted stock unit and stock option grants also relate to individuals that are considered to be employees of OSG or directors of OSG. Compensation expense relating to such grants is a component of general and administrative expense on OSG’s consolidated statement of operations and as a result for periods prior to our spin-off from OSG was subject to the cost allocation procedures described in Note 12, “Related Parties.”

Each OSG restricted stock unit and performance restricted stock unit that was unvested and outstanding immediately prior to the effective time of our spin off from OSG (the “Effective Time”) and held by an INSW Group Employee (as defined by the Employee Matters Agreement) was converted as of the Effective Time into an INSW restricted stock unit or INSW performance restricted stock unit, respectively. Each OSG stock option to purchase shares of OSG that was outstanding immediately prior to the Effective Time and held by an INSW Group Employee was converted as of the Effective Time into an INSW stock option.

The OSG Incentive Plans contained anti-dilution provisions whereby in the event of any change in the capitalization of OSG, the number and type of securities underlying outstanding share based payment awards were to be adjusted, as appropriate, in order to prevent dilution or enlargement of rights. The impact of these provisions resulted in a modification of all outstanding share based payment awards held by INSW Group Employees upon the spinoff transaction. As the fair value of the INSW restricted stock unit or INSW performance restricted stock unit awards and the INSW stock option awards immediately after the spinoff transaction increased when compared to the fair value of the equivalent OSG awards held by INSW Group Employees immediately prior to the spinoff transactions, incremental compensation costs of approximately $427 will be recognized by INSW over the remaining vesting period of such awards as a result of the spinoff modifications. As of December 31, 2017, approximately $124 of such costs remain unamortized.

Information regarding share-based compensation awards granted by INSW follows:

Director Compensation — Restricted Common Stock

INSW awarded a total of 38,938 and 32,067 restricted common stock shares during the years ended December 31, 2017 and 2016 to its non-employee directors. The weighted average fair value of INSW’s stock on the measurement date of such awards was $20.03 (2017) and $13.72 (2016) per share. Such restricted shares awards vest in full on the earlier of the next annual meeting of the stockholders or anniversary date, subject to each director continuing to provide services to INSW through such date. The restricted share awards granted may not be transferred, pledged, assigned or otherwise encumbered prior to vesting. Prior to the vesting date, a holder of restricted share awards has all the rights of a shareholder of INSW, including the right to vote such shares and the right to receive dividends paid with respect to such shares at the same time as common shareholders generally.

Management Compensation

Capitalized terms that follow are defined herein or in the Employee Matters Agreement.

(i) Restricted Stock Units

During the years ended December 31, 2017, 2016 and 2015, the Company awarded 66,503,  76,585 and 0 time-based restricted stock units (“RSUs”) to certain of its employees, including senior officers, respectively. The average grant date fair value of these awards was $18.91 (2017) and $15.00 (2016) per RSU. Each RSU represents a contingent right to receive one share of INSW common stock upon vesting. Each award of RSUs will vest in equal installments on each of the first three anniversaries of the grant date. RSUs may not be transferred, pledged, assigned or otherwise encumbered until they are settled. Settlement of vested RSUs may be in either shares of common stock or cash, as determined at the discretion of the Human Resources and Compensation Committee, and shall occur as soon as practicable after the vesting date. If the RSUs are settled in shares of common stock, following the settlement of such shares, the grantee will be the record owner of the shares of common stock and will have all the rights of a shareholder of the Company, including the right to vote such shares and the right to receive dividends paid with respect to such shares of common stock. RSUs which have not become vested as of the date of a grantee’s termination from the Company will be forfeited without the payment of any consideration, unless otherwise provided for.

During the year ended December 31, 2017 the Company awarded 30,856 performance-based RSUs to its senior officers. Each performance stock unit represents a contingent right to receive RSUs based upon the covered employees being continuously employed through the end of the period over which the performance goals are measured and shall vest as follows: (i) one-third of the target RSUs shall vest on December 31, 2019, subject to INSW’s three-year earnings per share (“EPS”) performance in the three-year EPS performance period relative to a target (the “EPS Target”) set forth in the award agreements; (ii) one-third of the target RSUs shall vest on December 31, 2019, subject to INSW’s return on invested capital (“ROIC”) performance in the three-year ROIC performance period relative to a target rate (the “ROIC Target”) set forth in the award agreements; and (iii) one-third of the target RSUs will be subject to INSW’s three-year total shareholder return (“TSR”) performance relative to that of a performance peer group over a three-year performance period (“TSR Target”). Vesting is subject in each case to the Human Resources and Compensation Committee of the Company’s Board of Directors’ certification of achievement of the performance measures and targets no later than March 15, 2020. The EPS Target and ROIC Target are performance conditions which, as of December 31, 2017, INSW management believes, are not yet considered probable of being achieved. Accordingly, for financial reporting purposes, no compensation costs will be recognized for these awards until it becomes probable that the performance conditions will be achieved. The weighted average grant date fair value of the awards with performance conditions was determined to be $19.73 per RSU. The weighted average grant date fair value of the TSR based performance awards, which have a market condition, was estimated using a Monte Carlo probability model and determined to be $24.35 per RSU.

In addition, during the year ended December 31, 2017, INSW granted 29,206 performance-based RSUs (11,383 of which represented the 2017 tranche of the awards originally made on October 12, 2015) to certain members of its senior management. The grant date fair value of the performance awards was determined to be $19.13 per RSU. Each performance stock unit represents a contingent right to receive RSUs based upon certain performance related goals being met and the covered employees being continuously employed through the end of the period over which the performance goals are measured. These performance awards which are vested on December 31, 2017, are subject to INSW’s ROIC performance for the year ended December 31, 2017 relative to a target rate set forth in the award agreements. Vesting is subject in each case to the Human Resources and Compensation Committee of the Company’s Board of Directors’ certification of achievement of the performance measures and targets no later than March 31, 2018. The performance condition in this award was achieved and resulted in payouts ranging from 130% to 150% of target.

During the year ended December 31, 2016 the Company awarded 33,709 performance-based RSUs to its senior officers to replace non-vested OSG performance-based RSUs awarded by OSG. Of this amount, 24,953 performance-based RSUs represent a contingent right to receive INSW RSUs based upon the covered employees being continuously employed through December 31, 2018. The grant date fair value of the TSR based performance awards, which has a market condition, was determined to be $15.00 per INSW RSU. On March 29, 2017, pursuant to the terms of the INSW Management Equity Incentive Plan and the Employee Matters Agreement with OSG, the Human Resources and Compensation Committee of the Company’s Board of Directors adjusted the applicable performance metrics for the OSG performance based units held by certain members of senior management that had been converted into INSW performance based units as of the November 30, 2016 spin-off date. The performance metrics were modified as follows: (i) one-third of the target RSUs shall vest on December 31, 2018, subject to INSW’s three-year EPS performance in the three-year EPS performance period relative to the same compounded annual growth rate (the “Modified EPS Target”) set forth in the original OSG award agreements; (ii) one-third of the target RSUs shall vest on December 31, 2018, subject to a proportionate average of OSG’s ROIC performance for the first eleven months and INSW’s ROIC performance for the last twenty-five months of the three-year ROIC performance period relative to the same target rate used under the original OSG award agreements (the “Modified ROIC Target”); and (iii) one-third of the target RSUs will be subject to a three-year TSR performance relative to that of the same performance peer group used under the original OSG award, over a three-year TSR performance period (“Modified TSR Target”). The TSR performance shall be measured using a proportionate average of the TSR performance of OSG for the first eleven months and INSW’s TSR performance for the last twenty-five months in the three-year TSR performance period. The modifications to the awards with performance conditions (EPS and ROIC Target awards) did not result in incremental compensation cost as these performance targets are not yet considered probable of being achieved. The modification of the TSR Target award resulted in incremental compensation expense of $124, which will be recognized over the remaining performance period of the awards. The Modified EPS Target and Modified ROIC Target are performance conditions which, as of December 31, 2017, INSW management believes, are not yet considered probable of being achieved. Accordingly, for financial reporting purposes, no compensation costs will be recognized for the portion of these awards relating to performance conditions until it becomes probable that the performance conditions will be achieved.

Settlement of the vested INSW performance-based RSUs may be in either shares of common stock or cash, as determined by the Human Resources and Compensation Committee in its discretion, and shall occur as soon as practicable after the vesting date.

(ii) Stock Options

During the years ended December 31, 2017 and 2016, the Company awarded to certain senior officers an aggregate of 148,271 and 127,559 stock options, respectively. Each stock option represents an option to purchase one share of INSW common stock for an exercise price that ranged between $18.21 and $22.42 per share for options granted in 2017 and between $19.04 and $30.93 per share for options granted in 2016. The weighted average grant date fair value of the options granted in 2017 was $8.48 per option. The weighted average grant date fair value of the options granted in 2016 as a result of the conversion of corresponding OSG stock options originally granted in 2016, 2015 and 2014 were $4.55,  $2.26 and $1.86, respectively. Stock options may not be transferred, pledged, assigned or otherwise encumbered prior to vesting. Each stock option will vest in equal installments on each of the first three anniversaries of the award date. The stock options expire on the business day immediately preceding the tenth anniversary of the award date. If a stock option grantee’s employment is terminated for cause (as defined in the applicable Form of Grant Agreement), stock options (whether then vested or exercisable or not) will lapse and will not be exercisable. If a stock option grantee’s employment is terminated for reasons other than cause, the option recipient may exercise the vested portion of the stock option but only within such period of time ending on the earlier to occur of (i) the 90th day ending after the option recipient’s employment terminated and (ii) the expiration of the options, provided that if the Optionee’s employment terminates for death or disability the vested portion of the option may be exercised until the earlier of (i) the first anniversary of employment termination and (ii) the expiration date of the options.

The fair values of the options granted in 2017 were estimated using the Black-Scholes option pricing model with inputs that include the INSW stock price, the INSW exercise price and the following weighted average assumptions: risk free interest rates ranging from 1.95% to 2.11%, dividend yields of 0.0%, expected stock price volatility factor of .44, and expected lives at inception of six years, respectively.

The fair value of the options granted in 2016 were estimated using the Black-Scholes option pricing model with inputs including the INSW stock value based on weighted average per share price of INSW common stock for the 20 Trading Days following the Distribution Date, the INSW exercise price and the following weighted average assumptions for the converted OSG Option originally granted in 2016, 2015 and 2014: risk free interest rates of 2.18%,  1.79% and 1.79%, respectively, dividend yields of 0.0%, expected stock price volatility factor of .40, and expected lives at inception of five years, four years and four years, respectively.

Share Repurchases

In connection with the settlement of vested restricted stock units, the Company repurchased 13,961 shares of common stock during year ended December 31, 2017 at an average cost of $18.66 per share (based on the market prices on the dates of vesting) from certain members of management to cover withholding taxes. In January 2018, an additional 4,989 shares of common stock were repurchased from certain employees and members of management at an average cost of $17.81 per share to cover withholding taxes paid in December 2017.

On May 2, 2017, the Company’s Board of Directors approved a resolution authorizing the Company to implement a stock repurchase program. Under the program, the Company may opportunistically repurchase up to $30,000 worth of shares of the Company’s common stock from time to time over a 24-month period, on the open market or otherwise, in such quantities, at such prices, in such manner and on such terms and conditions as management determines is in the best interests of the Company. Shares owned by employees, directors and other affiliates of the Company will not be eligible for repurchase under this program without further authorization from the Board. During the year ended December 31, 2017, the Company repurchased and retired 160,000 shares of its common stock in open-market purchases at an average price of $19.86 per share, for a total cost of $3,177.

Activity with respect to restricted common stock and restricted stock units under INSW compensation plans is summarized as follows:

Activity for the three years ended December 31, 2017	Common Stock

Nonvested Shares Outstanding at December 31, 2015	-
RSUs issued to replace OSG RSUs	110,294
Granted	32,067
Vested ($19.04 per share) (1)	(25,103)
Nonvested Shares Outstanding at December 31, 2016	117,258
Granted	165,503
Vested ($18.21 - $19.13 per share) (1)	(108,584)
Nonvested Shares Outstanding at December 31, 2017	174,177
(1)	Includes 6,508 (2016) and 12,442 (2017) shares of common stock forfeited by employees to cover withholding taxes.

Activity with respect to stock options under INSW compensation plans is summarized as follows:

Activity for the three years ended December 31, 2017	Common Stock

Options Outstanding at December 31, 2015	-
Options issued to replace OSG options	127,559
Exercised	-
Options Outstanding at December 31, 2016	127,559
Granted	148,271
Exercised	-
Options Outstanding at December 31, 2017	275,830
Options Exercisable at December 31, 2017	95,618

The weighted average remaining contractual life of the outstanding and exercisable stock options at December 31, 2017 was 8.54 years and 7.96 years, respectively. The range of exercise prices of the stock options outstanding at December 31, 2017 was between $18.21 and $30.93 per share. The weighted average exercise price of the stock options outstanding and exercisable at December 31, 2017 was $21.09 and $23.65, respectively. The aggregate intrinsic value of the INSW stock options outstanding and exercisable at December 31, 2017 was $20 and $7, respectively.

Compensation expense is recognized over the vesting period applicable to each grant, using the straight-line method.

Direct and allocated compensation expense with respect to restricted common stock and restricted stock units outstanding for the years ended December 31, 2017, 2016 and 2015 was $2,982,  $2,157 and $2,380, respectively. The allocated compensation expense in 2016 and 2015 was recorded as a capital contribution from OSG as such amount was not settled in cash.

Direct and allocated compensation expense relating to stock options recorded by INSW for the years ended December 31, 2017, 2016 and 2015 was $826,  $684 and $431, respectively. The allocated compensation expense has been recorded as a capital contribution from OSG as such amount will not be settled in cash.

As of December 31, 2017, there was $3,066 of unrecognized compensation cost related to INSW nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted average period of 1.64 years.